                                             -----------------------------------
                                             OMB APPROVAL
                                             OMB Number: 3235-0570
                                             Expires: November 30, 2005
                                             Estimated average burden
                                             hours per response. . . . . . . 5.0
                                             -----------------------------------



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00620
                                    ---------

                  AMF Large Cap Equity Institutional Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       3435 Stelzer Rd. Columbus, OH 43219
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    ------------
Date of fiscal year end:   December 31, 2003
                         -----------------------

Date of reporting period:  December 31, 2003
                         -----------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT

Dear Shareholder:

In early 2002, Alan Greenspan underscored that, "Although there are ample reasons to be cautious about the economic outlook, the recuperative powers of the U.S. economy have been remarkable." Here we are in early 2004, and despite the continuous disconcerting headlines focusing on weapons of mass destruction, transnational terrorism, the democratization of Iraq as well as the ethical violations surrounding Wall Street and the Corporate Suite, the U.S. economy has picked up a healthy head of steam.

History records that in a mature, cyclical, consumer-driven economy like ours, "irrational exuberance" can overtake consumers, investors and corporate executives. Bubbles can unfold, build, and eventually bust. History also documents, however, that "irrational pessimism" can cause consumers, investors and corporate executives to lock their wallets and be blinded to the self-correcting forces endemic to free market capitalism. Fortunately, the weaker U.S. dollar combined with an "easy" monetary policy and a stimulative fiscal policy have aided the recuperative process. Adding to the economic uptick in the U.S. and around the globe as well, have been the laudable economic performances of China and India.

China and India's combined populations of 2.4 billion are twenty times larger than Japan, the world's second largest economy, and almost ten times greater than the U.S. population. These two fast moving developing nations are on the way to becoming the two largest consumer markets on this planet. In order to do so, however, accelerated economic interaction with the United States and the other industrialized nations is a prerequisite.

It remains an open secret that many of the wounds investors suffer are self-inflicted. Time and time again, far too many investors permit intuition and emotion to overshadow logic and in-depth security analysis when making investment decisions. In addition, scores of investors don't give the stocks in their portfolio sufficient time to perform. Perhaps the greatest error of all is to overemphasize the present and de-emphasize past history and past performance.

Besides identifying the pitfalls and potholes of market timing, history records the following:

1. Since World War II, the U.S.A. has endured ten recessions. The typical post-war recession has lasted about one year, and the average recovery has run on for about four and one-half years.

2. For every one year, the market has declined since the Standard and Poor's Stock Index was first introduced in 1926, it has risen three years.

3. The longer investors hold stocks similar to those in the S&P 500 Stock Index the probability of enjoying a profit rises and the chances of suffering a loss are reduced. Ibbotson Associates, the renowned financial statistical firm, has calculated that between 1926 and 2002 inclusive, there were 72 five-year time periods and if an investor had held stocks for five years there was an 89% probability of posting a gain and only an 11% probability of suffering a loss.

4. Given that the S&P 500 reached its all time high in the first quarter of 2000, all prior bear markets have been excellent buying opportunities for savvy investors.

For the year ended December 31, 2003, The AMF Large Cap Equity Institutional Fund (the "AMF Large Cap Equity Institutional Fund, Inc." or the "Fund") returned 17.48%. For the five- and ten-year periods, ended December 31, 2003, the Fund's returns were .96% and 10.4% respectively. The S&P 500 returns for the one-, five- and ten-year periods ended December 31, 2003, were 28.68%, -0.57% and 11.07%, respectively.

If a shareholder institution had invested $100,000 in the Fund at inception in 1953 and reinvested all capital gains and distributions back into the Fund, the investment would have grown to $24,707,776 by December 31, 2003.

During economic reversals and equity market downdrafts, attractive long-term buying opportunities can arise for investors that incorporate solid investment principles in their security investment process. The AMF Large Cap Equity Institutional Fund is positioned to capitalize on such opportunities.

Sincerely,

/s/ Joseph R. Ficalora
Joseph R. Ficalora
President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
                              PERFORMANCE SUMMARY

                          AVERAGE ANNUAL TOTAL RETURN
                        PERIODS ENDING DECEMBER 31 2003*

                                   1 YEAR   5 YEARS   10 YEARS
                                   ------   -------   --------
AMF LARGE CAP EQUITY
  INSTITUTIONAL FUND, INC........  17.48      0.96     10.04
Lipper Large Capitalization Core
  Funds Average..................  25.59     -1.75      8.78
Dow Jones Industrial Average
  (DJIA)(1)......................  28.28      4.53     13.04
Standard & Poor's 500 Composite
  Stock Price Index (S&P
  500)(2)........................  28.68     -0.57     11.07

 * Assumes reinvestment of all dividends and distributions and the deduction of all applicable fees and expenses. Average annual returns are stated for periods greater than one year. Data for the S&P 500, DJIA and Lipper Large Capitalization Core Funds Average are from Lipper, Inc. The S&P 500 and DJIA do not include a reduction in total return for expenses.

The investment performance information presented does not reflect the deduction of any taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The following graph shows that an investment of $20,000 in the Fund on December 31, 1993 would have been worth $54,587 on December 31, 2003, assuming all dividends and distributions had been reinvested. A similar investment in the S&P 500, over the same period, would have grown to $57,123.

                 AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.

                            CUMULATIVE TOTAL RETURN
[LINE GRAPH]

                                                                            FUND                               S&P
                                                                            ----                               ---
1993                                                                       20000                              20000
1994                                                                       19841                              20263
1995                                                                       24780                              27846
1996                                                                       29940                              34272
1997                                                                       38516                              45705
1998                                                                       49629                              58768
1999                                                                       52857                              71136
2000                                                                       55007                              64658
2001                                                                       52862                              56984
2002                                                                       44304                              44396
2003                                                                       54587                              57123

THE FOREGOING INFORMATION IS A STATEMENT OF THE PAST PERFORMANCE OF THE FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE WITH CHANGING MARKET CONDITIONS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE CALL 1-800-527-3713.

(1) The Dow Jones Industrial Average represents the average of 30 actively traded blue chip stocks on the New York Stock Exchange (NYSE).
(2) The Standard & Poor's 500 Index is an unmanaged index, generally representative of the U.S. stock market as a whole.

--------------------------------------------------------------------------------
 2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT RESULTS, OUTLOOK AND STRATEGIES

ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.

The AMF Large Cap Equity Institutional Fund's net asset value per share on December 31, 2003 was $155.03 versus $132.74 on December 31, 2002. Shareholders received per share distributions from dividends of $0.1982 and long-term capital gains of $0.6827 during the year. The Fund's total return for the one-year period ending December 31, 2003 was 17.48%. The Fund's primary benchmark, the Lipper Large Capitalization Core Funds Average, posted a one-year total return of 25.59%. Total return assumes the reinvestment of all dividends and capital gains and the deduction of all applicable fees and expenses.

Although the AMF Large Cap Equity Institutional Fund ranked in the bottom quartile of the Lipper Large Capitalization Core Funds category for the one-year period, it ranked in the top 5%, 16% and 29% for the 3-, 5- and 10-year periods ending December 31, 2003 out of 836, 611 and 217 funds, respectively.

The Fund's relative performance in the past year was negatively impacted by its large overweighting in the consumer staples sector which lagged the return of the S&P 500 Index. The Fund's one-year return was also affected by its significant underweighting in the technology sector, which was the best performing sector in the S&P 500 Index during 2003. Our investment philosophy of owning established companies with sustainable long-term cash flow and earnings growth prospects at favorable valuations leads us toward investments in those sectors that are generally less volatile than the overall market. This characteristic is an asset during stock market declines, but can be a liability when the market rises rapidly as it did during 2003. However, over the long term this conservative approach to equity investment has been beneficial.

This past year was a stark contrast to the prior three-year period. The stock market rallied significantly in 2003 after falling precipitously over the course of three years beginning in early 2000. The market rebound in 2003 was also noteworthy for the significant outperformance by the more speculative securities in the market. This is evidenced by the 50% return in the NASDAQ Composite Index. However, this is also the segment of the market that performed so poorly during the bear market between 2000 and 2002. Conversely, the more stable high quality companies, such as the ones in the AMF Large Cap Equity Institutional Fund, lagged the market's return during the past year after outperforming during the three-year bear market.

This does not surprise us. As new money gravitates into equities after a lengthy market decline, the early investors tend to be more aggressive and generally seek to capitalize on the more volatile sectors of the market. If the economic recovery continues to expand, as we expect, and the stock market continues its recovery, additional money will likely continue to gravitate back into the equity markets. In our opinion, higher quality companies, like the ones in this portfolio, will benefit.

During the past year, we continued our focus on large capitalization issues with attractive fundamentals that were available at reasonable prices. New securities added to the portfolio in 2003 included Anheuser-Busch, Exxon Mobil, First Data, General Dynamics, Harley-Davidson and Wendy's International. We eliminated a number of securities whose market prices reflected their full potential, in our opinion, or whose fundamentals changed so that continued ownership by the Fund was not warranted. These companies included Electronic Data Systems, Emerson Electric, Freddie Mac, Intel, Interpublic Group and McDonald's. Looking forward, we continue to seek additional investment opportunities in high quality companies at attractive valuations for long-term investment.

--------------------------------------------------------------------------------

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS--94.6%

 SHARES/
PRINCIPAL                                           VALUE
---------                                           -----
            ADVERTISING-3.6%
   45,000   Omnicom Group, Inc. ...............  $  3,929,850
                                                 ------------
            AEROSPACE/DEFENSE-3.5%
   42,000   General Dynamics Corp. ............     3,796,380
                                                 ------------
            AUTOMOTIVE-3.3%
   75,000   Harley-Davidson, Inc. .............     3,564,750
                                                 ------------
            BEVERAGES-7.4%
   55,000   Anheuser Busch Companies, Inc. ....     2,897,400
  100,000   Coca-Cola Co. .....................     5,075,000
                                                 ------------
                                                    7,972,400
                                                 ------------
            BUILDING PRODUCTS-3.0%
   90,000   Home Depot, Inc. ..................     3,194,100
                                                 ------------
            BUSINESS EQUIPMENT & SERVICES-5.1%
   70,000   Cintas Corp. ......................     3,509,100
   50,000   Pitney Bowes, Inc. ................     2,031,000
                                                 ------------
                                                    5,540,100
                                                 ------------
            COMPUTER SOFTWARE & SERVICES-9.9%
  100,000   Automatic Data Processing, Inc. ...     3,961,000
   85,000   First Data Corp. ..................     3,492,650
  120,000   Microsoft Corp. ...................     3,304,800
                                                 ------------
                                                   10,758,450
                                                 ------------
            CONSUMER NON-DURABLE-3.7%
   40,000   Procter & Gamble Co. ..............     3,995,200
                                                 ------------
            DISTRIBUTOR--CONSUMER PRODUCTS-3.6%
  105,000   Sysco Corp. .......................     3,909,150
                                                 ------------

 SHARES/
PRINCIPAL                                           VALUE
---------                                           -----
            DIVERSIFIED MANUFACTURING-6.9%
  125,000   General Electric Co. ..............  $  3,872,500
   42,000   Illinois Tool Works, Inc. .........     3,524,220
                                                 ------------
                                                    7,396,720
                                                 ------------
            FINANCIAL SERVICES-7.2%
   80,000   American Express Co. ..............     3,858,400
   75,000   State Street Corp. ................     3,906,000
                                                 ------------
                                                    7,764,400
                                                 ------------
            FOOD PROCESSING-3.1%
   60,000   Wm. Wrigley Jr., Co. ..............     3,372,600
                                                 ------------
            HEALTH CARE-3.6%
   75,000   Johnson & Johnson..................     3,874,500
                                                 ------------
            INSURANCE-5.1%
       65   Berkshire Hathaway, Inc.(a)........     5,476,250
                                                 ------------
            OIL & GAS-3.8%
  100,000   Exxon Mobil Corp. .................     4,100,000
                                                 ------------
            PERSONAL CARE-2.6%
   75,000   Gillette Co. ......................     2,754,750
                                                 ------------
            PHARMACEUTICALS-8.9%
   60,000   Abbott Laboratories................     2,796,000
   55,000   Merck & Co., Inc. .................     2,541,000
  120,000   Pfizer, Inc. ......................     4,239,600
                                                 ------------
                                                    9,576,600
                                                 ------------
            PUBLISHING-3.7%
   45,000   Gannett Co., Inc. .................     4,012,200
                                                 ------------
            RESTAURANTS-2.9%
   80,000   Wendy's International, Inc. .......     3,139,200
                                                 ------------

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 4

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
DECEMBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 SHARES/
PRINCIPAL                                           VALUE
---------                                           -----
            RETAIL-3.7%
   75,000   Wal-Mart Stores, Inc. .............  $  3,978,750
                                                 ------------
            Total Common Stocks
              (Cost $77,740,075)...............   102,106,350
                                                 ------------
CASH EQUIVALENTS--5.3%

            COMMERCIAL PAPER-0.9%
1,000,000   American Express Credit Corp.,
              1.04%, 1/7/04....................     1,000,000
                                                 ------------

             MONEY MARKET MUTUAL FUND-4.4%
4,750,669    Vanguard Admiral Money Market
               Fund....................................       4,750,669
                                                           ------------
             Total Cash Equivalents
               (Cost $5,750,669).......................       5,750,669
                                                           ------------
             Total Investments
               (Cost $83,490,744)(b)............   99.9%    107,857,019
                                                  -----    ------------
             Other assets in excess of
               liabilities......................    0.1%         66,053
                                                  -----    ------------
             Net Assets.........................  100.0%   $107,923,072
                                                  =====    ============

(a)  Represents non-income producing security.

(b) Represents cost for financial reporting purposes, is substantially the same as cost for Federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation...........    $27,319,215
Unrealized depreciation...........     (2,952,940)
                                      -----------
Net unrealized appreciation.......    $24,366,275
                                      ===========

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                DECEMBER 31, 2003
                                                                -----------------
ASSETS:
Investment in securities, at value (Cost $83,490,744).......      $107,857,019
Cash........................................................            61,044
Dividends and interest receivable...........................           133,946
Prepaid expenses............................................            32,718
                                                                  ------------
  Total assets..............................................       108,084,727
                                                                  ------------
LIABILITIES:
Adviser fee payable.........................................            66,677
Administration fee payable..................................             2,047
Transfer agent fee payable..................................             3,270
Accrued expenses payable....................................            89,661
                                                                  ------------
  Total Liabilities.........................................           161,655
                                                                  ------------
NET ASSETS, applicable to 696,135 shares of $1.00 par value
  stock,
  2,000,000 shares authorized...............................      $107,923,072
                                                                  ============
NET ASSETS:
Capital.....................................................      $ 83,556,797
Unrealized appreciation from investments....................        24,366,275
                                                                  ------------
NET ASSETS..................................................      $107,923,072
                                                                  ============
NET ASSET VALUE, offering and redemption price
  per share ($107,923,072/696,135 shares)...................      $     155.03
                                                                  ============

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 6

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   YEAR ENDED
                                                                DECEMBER 31, 2003
                                                                -----------------
INVESTMENT INCOME:
  Dividends.................................................      $  1,421,232
  Interest..................................................             2,807
                                                                  ------------
     Total investment income................................         1,424,039
                                                                  ------------
EXPENSES:
  Investment Adviser........................................           726,977
  Administrator.............................................            97,567
  Directors.................................................           175,200
  Transfer Agent............................................            22,958
  Legal.....................................................           150,792
  Insurance.................................................            39,816
  Audit.....................................................            22,624
  Custodian.................................................            15,316
  Miscellaneous.............................................            33,690
                                                                  ------------
     Total expenses.........................................         1,284,940
                                                                  ------------
     Net investment income..................................           139,099
                                                                  ------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains from investment transactions.............         1,105,875
Change in unrealized appreciation/depreciation from
  investments...............................................        15,246,961
                                                                  ------------
Net realized/unrealized gains from investments..............        16,352,836
                                                                  ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      $ 16,491,935
                                                                  ============

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   YEAR ENDED             YEAR ENDED
                                                                DECEMBER 31, 2003      DECEMBER 31, 2002
                                                                -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................      $    139,099           $    207,446
  Net realized gains from investment transactions...........         1,105,875              1,715,454
  Change in unrealized appreciation/depreciation from
     investments............................................        15,246,961            (19,758,131)
                                                                  ------------           ------------
Change in net assets resulting from operations..............        16,491,935            (17,835,231)
                                                                  ------------           ------------
Distributions to shareholders:
  Net investment income.....................................          (139,356)              (207,187)
  Net realized gains from investment transactions...........          (473,259)            (2,348,072)
  Return of capital.........................................               (24)                    --
                                                                  ------------           ------------
Total distributions to shareholders.........................          (612,639)            (2,555,259)
                                                                  ------------           ------------
Capital Transactions:
  Change in net assets from capital share transactions (See
     Note 3)................................................         1,172,522              3,937,610
                                                                  ------------           ------------
  Change in net assets......................................        17,051,818            (16,452,880)

NET ASSETS:
  Beginning of year.........................................        90,871,254            107,324,134
                                                                  ------------           ------------
  End of year...............................................      $107,923,072           $ 90,871,254
                                                                  ============           ============

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 8

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Selected data for each share of capital stock
Outstanding throughout each year

                                                                               YEAR ENDED DECEMBER 31,
                                                           ---------------------------------------------------------------
                                                             2003         2002          2001          2000          1999
                                                           --------      -------      --------      --------      --------
NET ASSET VALUE, beginning of year...................      $ 132.74      $162.97      $ 179.39      $ 186.39      $ 195.75
                                                           --------      -------      --------      --------      --------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income..............................          0.20         0.31          0.27          0.93          1.05
  Net realized and unrealized gains (losses) from
    investments......................................         22.97       (26.71)        (7.21)         6.38         11.12
                                                           --------      -------      --------      --------      --------
      Total from investment operations...............         23.17       (26.40)        (6.94)         7.31         12.17
                                                           --------      -------      --------      --------      --------

DISTRIBUTIONS:
  From net investment income.........................         (0.20)       (0.31)        (0.27)        (0.93)        (1.06)
  From net realized gains on investments.............         (0.68)       (3.52)        (9.21)       (13.38)       (20.47)
  Return of capital..................................            --(1)        --            --(1)         --(1)         --(1)
                                                           --------      -------      --------      --------      --------
      Total distributions............................         (0.88)       (3.83)        (9.48)       (14.31)       (21.53)
                                                           --------      -------      --------      --------      --------
Change in net asset value............................         22.29       (30.23)       (16.42)        (7.00)        (9.36)
                                                           --------      -------      --------      --------      --------
NET ASSET VALUE, end of year.........................      $ 155.03      $132.74      $ 162.97      $ 179.39      $ 186.39
                                                           ========      =======      ========      ========      ========
Total return.........................................         17.48%      (16.19)%       (3.90)%        4.07%         6.51%
Ratio of net expenses to average net assets..........          1.32%        1.23%         1.24%         1.13%         1.00%
Ratio of net investment income to average net
  assets.............................................          0.14%        0.20%         0.16%         0.52%         0.52%
Portfolio turnover rate..............................            22%          17%           21%           21%           20%
NET ASSETS, end of year (000's)......................      $107,923      $90,871      $107,324      $117,284      $114,967

--------------------------------------------------------------------------------

(1) Distributions per share were less than $0.005.

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

The AMF Large Cap Equity Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund was incorporated under the laws of the State of New York on October 29, 1952. The primary investment objective of the Fund is to achieve capital appreciation for its shareholders. The objective of income is secondary.

NOTE 1--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A--Security Valuation--Securities traded on national exchanges are valued at the closing prices or, in the case of over-the-counter securities, at the mean between closing bid and asked prices as of 4:00 pm eastern time. Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at the discretion of the Board of Directors.

B--Security Transactions and Related Investment Income--Security transactions are accounted for on the trade date, dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The discount and premium on securities purchased are amortized over the life of the respected security. The specific identification method is used in the determination of realized gains and losses on the sale of securities.

C--Dividends to Shareholders--Dividends from net investment income are declared and paid quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders which exceed net investment income and net realized capital gains for tax purposes are reported as returns of capital.

D--Management Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2--FEES

Shay Assets Management, Inc. (the "Investment Adviser") is the investment adviser to the Fund. The Investment Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. ("SISI"), which is controlled by Rodger D. Shay, a Vice President of the Fund.

The Investment Adviser receives fees from the Fund, computed at an annual rate of 0.75% of the first $100,000,000 of the Fund's average daily net assets and 0.50% of average daily net assets in excess of $100,000,000. The fee payable to the Investment Adviser is reduced (but not below zero) to the extent expenses (exclusive of professional fees, such as legal and audit fees, directors' fees and expenses, and distribution expenses, if any,

--------------------------------------------------------------------------------
 10

--------------------------------------------------------------------------------
AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2003

payable under Rule 12b-1) exceed 1.10% of the Fund's average daily net assets for any fiscal year during the term of the Fund's agreement with the Investment Adviser. This limitation did not result in any waiver of the Investment Adviser's fees during the year ended December 31, 2003.

Shay Financial Services, Inc. (the "Distributor") is the distributor for the Fund. The Distributor is also a wholly-owned subsidiary of SISI. The Distributor receives no compensation for its distribution services. BISYS Fund Services Ohio, Inc., a subsidiary of The BISYS Group, Inc., serves the Fund as Administrator and Transfer Agent (the "Administrator", the "Transfer Agent"). As compensation for its administrative services, the Fund pays the Administrator a fee computed at an annual rate based on the Fund's average daily net assets, plus out-of-pocket expenses. As compensation for its services as transfer agent, the Fund pays the Transfer Agent a minimum monthly fee plus out-of-pocket expenses.

NOTE 3--CAPITAL STOCK

At December 31, 2003, there were 2,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital stock for the years ended December 31, 2003 and 2002, respectively, were as follows:

                                                               SHARES                    AMOUNT
                                                         ------------------    --------------------------
                                                          2003       2002         2003           2002
                                                         -------    -------    -----------    -----------
Shares sold............................................   38,796     50,812    $ 5,300,000    $ 7,717,080
Shares issued in reinvestment of dividends.............    3,739     17,727        560,138      2,341,969
                                                         -------    -------    -----------    -----------
                                                          42,535     68,539      5,860,138     10,059,049
Shares redeemed........................................  (30,997)   (42,500)    (4,687,616)    (6,121,439)
                                                         -------    -------    -----------    -----------
Net increase...........................................   11,538     26,039    $ 1,172,522    $ 3,937,610
                                                         =======    =======    ===========    ===========

NOTE 4--PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of investments, exclusive of short-term investments, for the year ended December 31, 2003, were $20,490,859 and $20,252,195 respectively.

NOTE 5--FEDERAL INCOME TAX INFORMATION

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2003

The tax characteristics of distributions paid to shareholders during the fiscal years ended December 31, 2003 and 2002 were as follows:

                                                                   DISTRIBUTIONS PAID FROM
                                            ----------------------------------------------------------------------
                                                                                                         TOTAL
                                            ORDINARY     NET LONG     TOTAL TAXABLE    TAX RETURN    DISTRIBUTIONS
                                             INCOME     TERM GAINS    DISTRIBUTIONS    OF CAPITAL        PAID
                                            --------    ----------    -------------    ----------    -------------
2003......................................  $139,356    $  473,259     $  612,615         $24         $  612,639
2002......................................  $376,603    $2,178,656     $2,555,259          --         $2,555,259

As of December 31, 2003 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                    UNDISTRIBUTED                                   ACCUMULATED      UNREALIZED           TOTAL
 UNDISTRIBUTED    LONG TERM CAPITAL   ACCUMULATED   DISTRIBUTIONS   CAPITAL AND    APPRECIATION/       ACCUMULATED
ORDINARY INCOME    GAINS/(LOSSES)      EARNINGS        PAYABLE      OTHER LOSSES   (DEPRECIATION)   EARNINGS/(DEFICIT)
---------------   -----------------   -----------   -------------   ------------   --------------   ------------------
   --                     --               --             --              --        $24,366,275        $24,366,275

For the taxable year ended December 31, 2003, 100% of income dividends paid by the Fund qualify for the dividends received deduction available to corporations.

For the fiscal year ended December 31, 2003, the dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a rate of 15%. Completed information will be reported in conjunction with the 2003 Form 1099-DIV. (Unaudited)

--------------------------------------------------------------------------------
 12

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of Asset Management Fund Large Cap Equity Institutional Fund, Inc.

We have audited the accompanying statement of assets and liabilities of the Asset Management Fund Large Cap Equity Institutional Fund, Inc. (the "Fund"), including the schedule of investments, as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the respective years ended December 31, 2001, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 4, 2002.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Asset Management Fund Large Cap Equity Institutional Fund, Inc. at December 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Columbus, Ohio
February 6, 2004

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.

    DIRECTORS AND OFFICERS OF AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.

The table below sets forth certain information about each of the Fund's Directors, as well as its officers.

INTERESTED DIRECTORS

                                                                                                       NUMBER OF
                                 POSITION(S)                                                           PORTFOLIOS
                                 HELD AND                                                              IN FUND      OTHER
                                 LENGTH OF         EXPIRATION     PRINCIPAL OCCUPATION(S) DURING       COMPLEX      DIRECTORSHIPS(1)
     NAME, ADDRESS AND AGE       SERVICE           OF TERM        PAST 5 YEARS                         OVERSEEN     HELD
     ---------------------       ---------------   ------------   -----------------------------------  ----------   ----------------
RALPH F. BROUTY(2)               Director since      2006         Former Chairman of the Board and       1                None
P.O. Box 197                     1991                             Chief Executive Officer, Watertown
112 W. Grove Street                                               Savings Bank.
Dexter, NY 13634
Age: 74
JAMES R. COYLE*                  Director since      2004         President and Chief Operations         1                None
1535 Richmond Avenue             2003,                            Officer, S.I. Bank and Trust
Staten Island, NY 10314          Vice President
Age: 57                          since 2003
JOSEPH R. FICALORA*(2)           Director since      2004         Chairman, President and Chief          1           RSI Retirement
615 Merrick Avenue               1999, President                  Executive Officer of New York                          Trust
Westbury, NY 11590               since 2004                       Community Bancorp Inc., and
Age: 57                                                           President of Queens County Savings
                                                                  Bank, one of its operating
                                                                  divisions.
WILLIAM A. MCKENNA, Jr.(2)       Director since      2006         Chairman of the Board and Chief        7          Asset Management
71-02 Forest Avenue              1989                             Executive Officer of Ridgewood                       Fund, RSI
Ridgewood, NY 11385                                               Savings Bank.                                     Retirement Trust
Age: 67
CHARLES M. SPROCK(2)             Director since      2004         Chairman of the Board, President       1                None
100 West Dominick Street         1986                             and Chief Executive Officer, The
Rome, NY 13340                                                    Rome Savings Bank.
Age: 64
NON-INTERESTED DIRECTORS
ROBERT P. CAPONE                 Director since      2005         Chairman of the Board, President       1                None
10 Bank Street                   1993                             and Chief Executive Officer,
White Plains, NY 10606                                            Community Mutual Savings Bank.
Age: 49
CHRIS C. GAGAS                   Director since      2005         Chairman of the Board, PathFinder      1                None
214 West First Street            1986                             Bank.
Oswego, NY 13126
Age: 72

------------------------------------------------------------------------------------------------------------------------------------
(1) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
(2) This director may be an "interested person" of the Fund as defined in the Investment Company Act of 1940 because he is an executive officer or director of a bank owning 5% or more of the shares of the Fund.
*   This director is an "interested person under the Investment Company Act of 1940 because he is an officer of the Fund."

                                                                                                       NUMBER OF
                                 POSITION(S)                                                           PORTFOLIOS
                                 HELD AND                                                              IN FUND      OTHER
                                 LENGTH OF         EXPIRATION     PRINCIPAL OCCUPATION(S) DURING       COMPLEX      DIRECTORSHIPS(1)
     NAME, ADDRESS AND AGE       SERVICE           OF TERM        PAST 5 YEARS                         OVERSEEN     HELD
     ---------------------       ---------------   ------------   -----------------------------------  ----------   ----------------
MICHAEL R. KALLET                Director since      2005         President and Chief Executive          1                None
182 Main Street                  1990                             Officer, Oneida Savings Bank.
Oneida, NY 13421
Age: 53
STEPHEN J. KELLY                 Director since      2006         Chairman and Chief Executive           1                None
2 Jefferson Plaza                1991                             Officer, Rhinebeck Savings Bank.
Poughkeepsie, NY 12601
Age: 50
ROBERT E. KERNAN, Jr.            Director since      2005         Chairman of the Board, President       1                None
19 Cayuga Street                 1992                             and Chief Executive Officer, The
Seneca Falls, NY 13148                                            Seneca Falls Savings Bank.
Age: 61
CLIFFORD M. MILLER               Director since      2005         Chairman of the Board, President       1                None
180 Schwenk Drive                1999                             and Chief Executive Officer, Ulster
Kingston, NY 12401                                                Savings Bank.
Age: 61
VINCENT F. PALAGIANO             Director since      2006         Chairman of the Board and Chief        1                None
209 Havemeyer Street             1996                             Executive Officer, The Dime Savings
Brooklyn, NY 11201                                                Bank of Williamsburgh.
Age: 63
OTHER OFFICERS
EDWARD E. SAMMONS, Jr.           Vice President      2004         President of the Fund's investment    N/A               None
230 West Monroe Street           since 1995,                      adviser, Shay Assets Management,
Chicago, IL 60606                Secretary since                  Inc., Executive Vice President of
Age: 64                          1995                             the Fund's distributor, Shay
                                                                  Financial Services, Inc., Executive
                                                                  Vice President of Shay Investment
                                                                  Services, Inc.
JOHN J. McCABE                   Vice President      2004         Senior Vice President of Shay         N/A               None
200 Park Avenue, 45th Floor      since 1995                       Assets Management, Inc.
New York, NY 10166
Age: 60
RODGER D. SHAY, Sr.              Vice President      2004         Chairman and the sole director of      7          Asset Management
1000 Brickell Avenue             since 1995,                      the Fund's investment adviser. Shay                Fund, Horizon
Miami, FL 33131                  Assistant                        Assets Management, Inc., Chairman                       Bank
Age: 67                          Secretary since                  and the sole director of the Fund's
                                 1995                             distributor, Shay Financial
                                                                  Services, Inc., Chairman, sole
                                                                  director and President of Shay
                                                                  Investment Services, Inc., an
                                                                  enterprise which owns 100% of Shay
                                                                  Assets Management, Inc., and Shay
                                                                  Financial Services, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
(1) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

                                                                                                       NUMBER OF
                                 POSITION(S)                                                           PORTFOLIOS
                                 HELD AND                                                              IN FUND      OTHER
                                 LENGTH OF         EXPIRATION     PRINCIPAL OCCUPATION(S) DURING       COMPLEX      DIRECTORSHIPS(1)
     NAME, ADDRESS AND AGE       SERVICE           OF TERM        PAST 5 YEARS                         OVERSEEN     HELD
     ---------------------       ---------------   ------------   -----------------------------------  ----------   ----------------
MARK F. TRAUTMAN                 Vice President      2004         Vice President of Shay Assets         N/A               None
200 Park Avenue, 45th Floor      since 1995                       Management, Inc., Portfolio Manager
New York, NY 10166                                                of the Fund. Mr. Trautman also
Age: 38                                                           serves as a Vice President and
                                                                  Portfolio Manager for the John
                                                                  Hancock Large Cap Select Fund
TRENT STATCZAR                   Treasurer since     2004         Financial Services Director, BISYS    N/A               None
3435 Stelzer Road                2002                             since September 2000; Financial
Suite 1000                                                        Services Manager, January 1998 to
Columbus, OH 43219                                                September 2000; Financial Services
Age: 32                                                           Assoc. Manager, November 1997 to
                                                                  January 1998.
ALAINA V. METZ                   Assistant           2004         Chief Administrative Officer of the   N/A               None
3435 Stelzer Road                Secretary since                  Blue Sky Compliance Department at
Suite 1000                       1999,               2004         BISYS Fund Services, Inc.
Columbus, OH 43219               Assistant
Age: 37                          Treasurer since
                                 2002

--------------------------------------------------------------------------------
(1) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling 800-527-3713.
 16

                                     Notes

                                     Notes

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AMF LARGE CAP EQUITY
INSTITUTIONAL FUND, INC.

OFFICERS

JOSEPH R. FICALORA
  President

RODGER D. SHAY, SR.
  Vice President and
  Assistant Secretary

JOHN J. MCCABE
  Vice President

TRENT STATCZAR
  Treasurer

JAMES R. COYLE
  Vice President

EDWARD E. SAMMONS, JR.
  Vice President and
  Secretary

MARK F. TRAUTMAN
  Vice President

ALAINA V. METZ
  Assistant Secretary and
  Assistant Treasurer

BOARD OF DIRECTORS

RALPH F. BROUTY
ROBERT P. CAPONE
JAMES R. COYLE
JOSEPH R. FICALORA
CHRIS C. GAGAS
MICHAEL R. KALLET
STEPHEN J. KELLY
ROBERT E. KERNAN, JR.
WILLIAM A. MCKENNA, JR.
CLIFFORD M. MILLER
VINCENT F. PALAGIANO
CHARLES M. SPROCK

--------------------------------------------------------------------------------

INVESTMENT ADVISER
Shay Assets Management, Inc.
655 Third Avenue, Suite 816
New York, New York 10017

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, Illinois 60606

ADMINISTRATOR, TRANSFER AGENT,
REGISTRAR AND DIVIDEND PAYING AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
The Bank of New York
100 Church Street
New York, New York 10286

LEGAL COUNSEL
Hughes Hubbard & Reed LLP
One Battery Park Plaza
New York, New York 10004

INDEPENDENT AUDITORS
Ernst & Young LLP
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215

This report is submitted for the general information of shareholders of the AMF Large Cap Equity Institutional
Fund, Inc., but may also be used as sales literature when preceded or accompanied by the current prospectus.
An investor should consider the fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund's prospectus. To obtain a prospectus, please call 1-800-527-3713. Please read the prospectus carefully before investing.

Asset Management Fund
Large Cap
Equity
Institutional Fund, Inc.

Annual Report
To Shareholders
December 31, 2003

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11 (A)(1).


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

             (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

             (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS ROBERT E. KERNAN,
JR., WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

4(a)   AUDIT FEES

2002 AUDIT                 ERNST & YOUNG LLP                  $ 16,925
2003 AUDIT                 ERNST & YOUNG LLP                  $ 17,765

4(b)  AUDIT- RELATED FEES

2002                       $ 0
2003                       $ 0

4(c)  TAX FEES

$ 3,300
$ 3,500

4(d)  ALL OTHER FEES

2002     NONE
2003     NONE

4(e)(1) DISCLOSE THE AUDIT COMMITTEE'S PRE-APPROVAL POLICIES AND PROCEDURE DESCRIBED IN PARAGRAPH (C ) (7) OF RULE 2-01 OF REGULATION S-X


         PRE-APPROVAL:

         (A)      AUDIT SERVICES

         BEFORE AN AUDITOR IS ENGAGED BY THE FUNDS TO RENDER AUDIT SERVICES, THE COMMITTEE SHALL REVIEW AND APPROVE THE ENGAGEMENT. (SEE ALSO "DELEGATION" BELOW.)

         (B)      PERMISSIBLE NON-AUDIT SERVICES

         THE COMMITTEE SHALL REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL (EXCEPT AS SET FORTH IN (1) THROUGH (3) BELOW) THAT THE FUNDS EMPLOY THEIR AUDITOR TO RENDER "PERMISSIBLE NON-AUDIT SERVICES" TO THE FUNDS. (A "PERMISSIBLE NON-AUDIT SERVICE" IS DEFINED AS A NON-AUDIT SERVICE THAT IS NOT PROHIBITED BY RULE 2-01(C)(4) OF REGULATION S-X1 OR OTHER APPLICABLE LAW OR REGULATION.) THE COMMITTEE SHALL ALSO REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL (EXCEPT AS SET FORTH IN (1) THROUGH (3) BELOW) THAT THE ADVISER, AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE ADVISER THAT PROVIDES ONGOING SERVICES TO THE FUNDS (AN "ADVISER-AFFILIATED SERVICE PROVIDER"), EMPLOY THE FUNDS' AUDITOR TO RENDER NON-AUDIT SERVICES, IF SUCH ENGAGEMENT WOULD RELATE DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE FUNDS. AS A PART OF ITS REVIEW, THE COMMITTEE SHALL CONSIDER WHETHER THE PROVISION OF SUCH SERVICES IS CONSISTENT WITH THE AUDITOR'S INDEPENDENCE. (SEE ALSO "DELEGATION" BELOW.)

         PRE-APPROVAL BY THE COMMITTEE OF NON-AUDIT SERVICES IS NOT REQUIRED SO LONG AS:

                  (1) (A) WITH RESPECT TO THE FUNDS, THE AGGREGATE AMOUNT OF ALL SUCH PERMISSIBLE NON-AUDIT SERVICES PROVIDED TO THE FUNDS CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES PAID TO THE AUDITOR BY THE FUNDS DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED;


--------
(1) Non-audit services that are prohibited by Rule 2-01(c)(4) of Regulation S-X include: (i) Bookkeeping or other services related to accounting records or financial statements of the audit client; (ii) Financial information systems design and implementation; (iii) Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (iv) Actuarial services; (v) Internal audit outsourcing services; (vi) Management functions; (vii) Human resources; (viii) Broker-dealer, investment adviser, or investment banking services; (ix) Legal services; and (x) Expert services unrelated to the audit.

                                (B) WITH RESPECT TO THE ADVISER AND ANY
                                ADVISER-AFFILIATED SERVICE PROVIDER, THE
                                AGGREGATE AMOUNT OF ALL SUCH NON-AUDIT SERVICES PROVIDED CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES (OF THE TYPE THAT WOULD HAVE TO BE PRE-APPROVED BY THE COMMITTEE) PAID TO THE AUDITOR BY THE FUNDS, THE ADVISER AND ANY ADVISER-AFFILIATED SERVICE PROVIDER DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED;

                  (2) SUCH SERVICES WERE NOT RECOGNIZED BY THE FUNDS AT THE TIME OF THE ENGAGEMENT TO BE NON-AUDIT SERVICES; AND

                  (3) SUCH SERVICES ARE PROMPTLY BROUGHT TO THE ATTENTION OF THE COMMITTEE AND APPROVED PRIOR TO THE COMPLETION OF THE AUDIT BY THE COMMITTEE OR ITS DELEGATE(S) (AS DEFINED BELOW).

         (C)      DELEGATION

                  THE COMMITTEE MAY DELEGATE TO ONE OR MORE OF ITS MEMBERS ("DELEGATES") AUTHORITY TO PRE-APPROVE THE AUDITOR'S PROVISION OF AUDIT SERVICES OR PERMISSIBLE NON-AUDIT SERVICES TO THE FUNDS, OR THE PROVISION OF NON-AUDIT SERVICES TO THE ADVISER OR ANY ADVISER-AFFILIATED SERVICE PROVIDER. ANY PRE-APPROVAL DETERMINATION MADE BY A DELEGATE SHALL BE PRESENTED TO THE FULL COMMITTEE AT ITS NEXT MEETING. THE COMMITTEE SHALL COMMUNICATE ANY PRE-APPROVAL MADE BY IT OR A DELEGATE TO THE FUND ADMINISTRATOR/FUND ACCOUNTING AGENT, WHO WILL ENSURE THAT THE APPROPRIATE DISCLOSURE IS MADE IN THE FUNDS' PERIODIC REPORTS AND OTHER DOCUMENTS AS REQUIRED UNDER THE FEDERAL SECURITIES LAWS.

4(e)(2)  0%

4(f) 0% AUDIT WORK PERFORMED BY PERSONS OTHER THAN THE PRINCIPLE ACCOUNTANT'S FULL-TIME, PERMANENT EMPLOYEES.

4(g) $ 0.00

4(h) THERE WERE NO NON-AUDIT SERVICES BILLED.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
      (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

{NOTE - THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant's board of directors, where the registrant's most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.


         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AMF Large Cap Equity Institutional Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*             /s/ Trent M. Statczar
                         -------------------------------------------------------
                                                  Trent M. Statczar, Treasurer

Date                     03/08/04
    -------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Trent M. Statczar
                         -------------------------------------------------------
                                                  Trent M. Statczar, Treasurer

Date                     03/08/04
    -------------------------------------------------

By (Signature and Title)*             /s/ Joseph R. Ficalora
                         -------------------------------------------------------
                                                  Joseph R. Ficalora, President

Date                     03/08/04
    -------------------------------------------------



* Print the name and title of each signing officer under his or her signature.